Simplify Piper Sandler US Small-Cap PLUS Income ETF
Schedule of Investments
September 30,2025 (Unaudited)

Shares Value
Common Stocks – 98.2%
Communication Services – 5.3%
Cars.Com, Inc.* ........................................................... 2,585 $ 31,589
EverQuote, Inc., Class A*(a) ................................................. 1,356 31,012
Gannett Co., Inc.* ......................................................... 8,038 33,197
IDT Corp., Class B ........................................................ 516 26,992
IMAX Corp.* ............................................................. 1,082 35,435
Integral Ad Science Holding Corp.*(a) ......................................... 4,052 41,209
John Wiley & Sons, Inc., Class A ............................................. 857 34,683
Shutterstock, Inc. ......................................................... 1,592 33,193
Vimeo, Inc.* .............................................................. 4,472 34,658
301,968
Consumer Discretionary – 10.0%
American Eagle Outfitters, Inc. ............................................... 1,832 31,345
Asbury Automotive Group, Inc.* .............................................. 143 34,956
Buckle, Inc. (The) ......................................................... 570 33,436
Build-A-Bear Workshop, Inc. ................................................. 473 30,844
Cooper-Standard Holding, Inc.* .............................................. 910 33,606
Cricut, Inc., Class A ........................................................ 5,061 31,834
Frontdoor, Inc.*(a) ......................................................... 517 34,789
Garrett Motion, Inc.(a) ...................................................... 2,542 34,622
GigaCloud Technology, Inc., Class A* .......................................... 1,169 33,200
Hanesbrands, Inc.* ........................................................ 5,367 35,368
Red Rock Resorts, Inc., Class A(a) ........................................... 569 34,743
Rush Street Interactive, Inc.* ................................................ 1,570 32,154
Sally Beauty Holdings Inc* .................................................. 2,229 36,288
Sonic Automotive, Inc., Class A .............................................. 440 33,480
Victoria's Secret & Co.* ..................................................... 1,298 35,228
Visteon Corp. ............................................................. 277 33,201
Wolverine World Wide, Inc. .................................................. 1,149 31,529
570,623
Consumer Staples – 3.5%
Cal-Maine Foods, Inc. ...................................................... 346 32,559
Energizer Holdings Inc ..................................................... 1,199 29,843
Herbalife Ltd.* ............................................................ 3,786 31,954
John B. Sanfilippo & Son, Inc. ............................................... 547 35,161
Nu Skin Enterprises, Inc., Class A ............................................ 2,859 34,851
Oil-Dri Corp. of America .................................................... 529 32,290
196,658
Energy – 6.6%
Ardmore Shipping Corp. .................................................... 2,720 32,286
Bristow Group, Inc.* ....................................................... 932 33,627
California Resources Corp. .................................................. 628 33,397
Centrus Energy Corp., Class A*(a) ............................................ 117 36,278
PrimeEnergy Resources Corp.*(a) ............................................ 209 34,909
Scorpio Tankers, Inc. ....................................................... 588 32,957
Teekay Corp Ltd. .......................................................... 4,033 32,990
TETRA Technologies, Inc.* .................................................. 6,522 37,502
Tidewater, Inc.*(a) ......................................................... 617 32,905
VAALCO Energy, Inc. ...................................................... 8,349 33,563

Simplify Piper Sandler US Small-Cap PLUS Income ETF
Schedule of Investments
(Continued)
September 30,2025 (Unaudited)

Shares Value
Common Stocks (continued)
Energy (continued)
Vitesse Energy, Inc.(a) ..................................................... 1,490 $ 34,613
375,027
Financials – 17.6%
Atlanticus Holdings Corp.* .................................................. 492 28,821
Banco Latinoamericano de Exportaciones SA, Class E ............................ 736 33,834
Bank7 Corp. ............................................................. 732 33,870
Brightsphere Investment Group, Inc. .......................................... 707 34,049
Byline Bancorp, Inc. ....................................................... 1,214 33,664
CF Bankshares, Inc. ....................................................... 1,417 33,937
City Holding Co. .......................................................... 276 34,188
Colony Bankcorp, Inc. ...................................................... 1,966 33,442
Community Trust Bancorp, Inc. ............................................... 612 34,241
Diamond Hill Investment Group, Inc. .......................................... 246 34,443
Enova International, Inc.* ................................................... 274 31,535
Essent Group Ltd ......................................................... 529 33,623
First Financial Corp./In ..................................................... 591 33,356
Fulton Financial Corp. ...................................................... 1,784 33,236
Hamilton Insurance Group Ltd., Class B* ....................................... 1,418 35,166
Hbt Financial, Inc. ......................................................... 1,329 33,491
Heritage Insurance Holdings, Inc.* ............................................ 1,219 30,694
HomeTrust Bancshares, Inc. ................................................. 829 33,939
International Bancshares Corp. .............................................. 495 34,031
Marex Group PLC ......................................................... 1,053 35,402
Mercantile Bank Corp. ...................................................... 735 33,075
Mercury General Corp.(a) ................................................... 435 36,879
Meridian Corp. ............................................................ 2,164 34,170
OFG Bancorp ............................................................ 781 33,966
Parke Bancorp, Inc. ........................................................ 1,567 33,769
PROG Holdings, Inc. ....................................................... 974 31,519
Southern Missouri Bancorp, Inc. .............................................. 618 32,482
Third Coast Bancshares, Inc.* ............................................... 858 32,578
United Fire Group, Inc. ..................................................... 1,105 33,614
Velocity Financial, Inc.*(a) ................................................... 1,870 33,922
1,004,936
Health Care – 22.8%
Abeona Therapeutics, Inc.* .................................................. 6,425 33,924
Amphastar Pharmaceuticals, Inc.* ............................................ 1,251 33,339
Ardent Health, Inc.* ........................................................ 2,696 35,722
Aveanna Healthcare Holdings, Inc.*(a) ......................................... 4,267 37,848
Castle Biosciences, Inc.* .................................................... 1,416 32,242
Collegium Pharmaceutical, Inc.* .............................................. 967 33,835
CorMedix, Inc.* ........................................................... 3,086 35,890
CorVel Corp.* ............................................................ 435 33,678
Embecta Corp. ........................................................... 2,410 34,005
Emergent Biosolutions Inc* .................................................. 4,210 37,132
Ensign Group, Inc. (The)(a) ................................................. 210 36,282
GeneDx Holdings Corp., Class A* ............................................ 267 28,767
Harrow, Inc.*(a) ........................................................... 780 37,580
Indivior PLC* ............................................................. 1,536 37,033

Simplify Piper Sandler US Small-Cap PLUS Income ETF
Schedule of Investments
(Continued)
September 30,2025 (Unaudited)

Shares Value
Common Stocks (continued)
Health Care (continued)
IRadimed Corp. ........................................................... 490 $ 34,868
LeMaitre Vascular, Inc. ..................................................... 375 32,816
Merit Medical Systems, Inc.* ................................................. 414 34,457
Mirum Pharmaceuticals, Inc.* ................................................ 465 34,089
Monte Rosa Therapeutics, Inc.* .............................................. 5,461 40,466
National Healthcare Corp.(a) ................................................ 295 35,846
Niagen Bioscience, Inc.* .................................................... 3,506 32,711
Omnicell, Inc.* ............................................................ 1,103 33,586
PACS Group, Inc.*(a) ...................................................... 2,888 39,652
Pediatrix Medical Group Inc* ................................................ 2,124 35,577
Pennant Group, Inc. (The)*(a) ............................................... 1,433 36,140
Phibro Animal Health Corp., Class A ........................................... 867 35,079
Progyny, Inc.* ............................................................ 1,599 34,411
Puma Biotechnology, Inc.* .................................................. 7,820 41,524
RadNet, Inc.* ............................................................. 452 34,447
Rigel Pharmaceuticals, Inc.* ................................................. 996 28,217
Siga Technologies, Inc. ..................................................... 3,937 36,024
Supernus Pharmaceuticals, Inc.* ............................................. 751 35,890
Tactile Systems Technology, Inc.* ............................................. 2,458 34,019
Theravance Biopharma Inc* ................................................. 2,490 36,354
TransMedics Group, Inc.* ................................................... 283 31,753
Waystar Holding Corp.*(a) .................................................. 914 34,659
Xeris Biopharma Holdings, Inc.*(a) ............................................ 4,477 36,443
1,296,305
Industrials – 12.5%
Argan, Inc. ............................................................... 133 35,917
Blue Bird Corp.* .......................................................... 579 33,321
Brink's Co. (The) .......................................................... 303 35,409
Costamare, Inc. ........................................................... 2,815 33,527
Douglas Dynamics, Inc. .................................................... 1,069 33,417
Global Industrial Co. ....................................................... 959 35,166
Great Lakes Dredge & Dock Corp.* ........................................... 2,854 34,219
Greenbrier Cos. Inc (The) ................................................... 749 34,581
IBEX Holdings Ltd.* ........................................................ 844 34,199
Interface, Inc., Class A ..................................................... 1,169 33,831
Matson, Inc.(a) ........................................................... 333 32,830
Maximus, Inc. ............................................................ 388 35,452
NEXTracker Inc., Class A* .................................................. 484 35,811
Power Solutions International, Inc.* ........................................... 314 30,841
Resolute Holdings Management, Inc.* ......................................... 494 35,642
REV Group, Inc. .......................................................... 587 33,265
SkyWest, Inc.* ............................................................ 332 33,406
Steelcase, Inc., Class A ..................................................... 2,048 35,226
Sterling Infrastructure, Inc.*(a) ............................................... 98 33,289
Upwork, Inc.* ............................................................. 1,724 32,015
Willdan Group, Inc.* ....................................................... 335 32,391
713,755

Simplify Piper Sandler US Small-Cap PLUS Income ETF
Schedule of Investments
(Continued)
September 30,2025 (Unaudited)

Shares Value
Common Stocks (continued)
Information Technology – 10.4%
Axcelis Technologies, Inc.* .................................................. 361 $ 35,248
BK Technologies Corp.* .................................................... 445 37,594
Cleanspark, Inc.*(a) ....................................................... 2,538 36,801
Clear Secure, Inc., Class A .................................................. 911 30,409
CommScope Holding Co., Inc.* .............................................. 2,101 32,523
Daily Journal Corp.*(a) ..................................................... 77 35,816
DigitalOcean Holdings, Inc.* ................................................. 945 32,281
InterDigital Inc(a) .......................................................... 103 35,559
Itron Inc* ................................................................ 287 35,749
Kimball Electronics, Inc.* .................................................... 1,094 32,667
MARA Holdings, Inc.* ...................................................... 1,890 34,511
Napco Security Technologies, Inc. ............................................ 811 34,832
Photronics, Inc.* .......................................................... 1,386 31,809
Qualys, Inc.* ............................................................. 255 33,744
Sprinklr, Inc., Class A* ...................................................... 4,437 34,254
TSS, Inc.*(a) ............................................................. 2,173 39,353
Workiva, Inc., Class A* ..................................................... 434 37,359
590,509
Materials – 2.9%
Advansix, Inc. ............................................................ 1,694 32,830
Caledonia Mining Corp PLC ................................................. 1,037 37,550
Sensient Technologies Corp. ................................................ 336 31,533
Titan America SA* ......................................................... 2,282 34,093
Worthington Steel, Inc. ..................................................... 1,030 31,302
167,308
Real Estate – 4.8%
Cushman & Wakefield PLC* ................................................. 2,077 33,066
Farmland Partners, Inc. ..................................................... 3,162 34,403
InvenTrust Properties Corp. ................................................. 1,163 33,285
Plymouth Industrial REIT, Inc. ................................................ 1,570 35,058
SITE Centers Corp. ........................................................ 3,987 35,923
Tanger, Inc. .............................................................. 1,035 35,024
Urban Edge Properties(a) ................................................... 1,684 34,471
Whitestone REIT, Class B ................................................... 2,715 33,340
274,570
Utilities – 1.8%
Black Hills Corp.(a) ........................................................ 590 36,338
California Water Service Group .............................................. 760 34,876
Otter Tail Corp. ........................................................... 411 33,690
104,904
Total Common Stocks (Cost $5,507,941) ........................................... 5,596,563
U.S. Exchange-Traded Funds – 1.4%
Equity Funds – 1.4%
iShares Russell 2000 ETF
(Cost $69,726) .......................................................... 330 79,847

Simplify Piper Sandler US Small-Cap PLUS Income ETF
Schedule of Investments
(Continued)
September 30,2025 (Unaudited)

Number of
Contracts Notional Amount Value
Purchased Options – 0.4%
Calls – Exchange-Traded – 0.4%
S&P 500 Index, October Strike Price $6,775, Expires 10/02/25 ........... 4 $ 2,710,000 $ 30
S&P 500 Index, October Strike Price $6,670, Expires 10/06/25 ........... 1 667,000 4,150
S&P 500 Index, October Strike Price $6,790, Expires 10/07/25 ........... 3 2,037,000 518
S&P 500 Index, October Strike Price $6,690, Expires 10/08/25 ........... 1 669,000 4,150
S&P 500 Index, October Strike Price $6,725, Expires 10/10/25 ........... 1 672,500 3,245
S&P 500 Index, October Strike Price $6,725, Expires 10/17/25 ........... 1 672,500 5,390
17,483
Puts – Exchange-Traded – 0.0%†
Russell 2000 Index, October Strike Price $2,240, Expires 10/08/25(b) ...... 4 896,000 340
Russell 2000 Index, October Strike Price $2,215, Expires 10/10/25(b) ...... 4 886,000 440
Russell 2000 Index, October Strike Price $2,230, Expires 10/10/25(b) ...... 4 892,000 480
S&P 500 Index, October Strike Price $6,360, Expires 10/06/25(b) ......... 5 3,180,000 737
S&P 500 Index, October Strike Price $6,400, Expires 10/07/25(b) ......... 3 1,920,000 787
S&P 500 Index, October Strike Price $6,350, Expires 10/09/25(b) ......... 5 3,175,000 1,750
S&P 500 Index, October Strike Price $6,100, Expires 10/10/25(b) ......... 1 610,000 225
S&P 500 Index, October Strike Price $6,140, Expires 10/10/25(b) ......... 1 614,000 250
SPDR Gold Shares, October Strike Price $324, Expires 10/10/25(b) ....... 29 939,600 348
SPDR Gold Shares, October Strike Price $328, Expires 10/10/25(b) ....... 29 951,200 479
5,836
Total Purchased Options (Cost $31,084) ............................................. 23,319
Shares
Money Market Fund – 0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(c)
(Cost $8,798) ........................................................... 8,798 8,798
Total Investments – 100.2%
(Cost $5,617,549) ............................................................. $ 5,708,527
Liabilities in Excess of Other Assets – (0.2)% ......................................... (11,742)
Net Assets – 100.0% ............................................................ $ 5,696,785
Number of
Contracts Notional Amount
Written Options – (0.1)%
Puts – Exchange-Traded – (0.1)%
Russell 2000 Index, October Strike Price $2,340, Expires 10/08/25 ........ (4) $ (936,000) $ (1,240)
Russell 2000 Index, October Strike Price $2,315, Expires 10/10/25 ........ (4) (926,000) (1,260)
Russell 2000 Index, October Strike Price $2,330, Expires 10/10/25 ........ (4) (932,000) (1,640)
S&P 500 Index, October Strike Price $6,400, Expires 10/10/25 ........... (1) (640,000) (660)
S&P 500 Index, October Strike Price $6,440, Expires 10/10/25 ........... (1) (644,000) (815)
SPDR Gold Shares, October Strike Price $334, Expires 10/10/25 ......... (29) (968,600) (812)

Simplify Piper Sandler US Small-Cap PLUS Income ETF
Schedule of Investments
(Continued)
September 30,2025 (Unaudited)

Number of
Contracts Notional Amount Value
SPDR Gold Shares, October Strike Price $338, Expires 10/10/25 ......... (29) $ (980,200) $ (1,320)
(7,747)
Total Written Options (Premiums Received $12,387) .................................... $ (7,747)
* Non Income Producing
† Less than 0.05%
(a) Securities with an aggregate market value of $886,267 have been pledged as collateral for options as of September 30, 2025.
(b) Held in connection with Written Options.
(c) Rate shown reflects the 7-day yield as of September 30, 2025.
Summary of Investment Type††
Investment Categories % of Net Assets
Common Stocks .............................................................................. 98.2%
U.S. Exchange-Traded Funds .................................................................... 1.4%
Purchased Options ............................................................................ 0.4%
Money Market Fund ........................................................................... 0.2%
Total Investments ............................................................................. 100.2%
Liabilities in Excess of Other Assets ............................................................... (0.2)%
Net Assets .................................................................................. 100.0%
††
The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.